[LETTERHEAD OF AIG SUNAMERICA ASSET MANAGEMENT CORP.]

VIA EDGAR

May 3, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Senior Floating Rate Fund, Inc. (the “Fund”)
Registration No. 333-32798

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-1A, which went effective on April 30, 2007.

Very truly yours,

AIG SunAmerica Asset Management Corp.

/s/ Corey A. Issing
Corey A. Issing
Associate Counsel